Property and equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
4.	Property and equipment:
December 31, 2011	Cost	Accumulated depreciation	Net book value
Computer hardware	$1,183,836	$1,108,432	$75,404
Computer software	525,623	504,198	21,425
Furniture and fixtures	316,870	210,633	106,237
Leasehold improvements	38,374	34,139	4,235
	$2,064,703	$1,857,402	$207,301

December 31, 2010	Cost	Accumulated depreciation	Net book value
Computer hardware	$1,171,825	$1,078,690	$93,135
Computer software	525,623	495,016	30,607
Furniture and fixtures	241,910	193,444	48,466
Leasehold improvements	36,060	27,285	8,775
	$1,975,418	$1,794,435	$180,983

Depreciation expense for the year ended December 31, 2011 amounted to $62,967 (2010 - $65,788).